Warrants (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Oct. 31, 2017	Jun. 30, 2016	Feb. 28, 2022	Nov. 30, 2021	Feb. 28, 2021	Nov. 30, 2020
Fair value of Pre funded warrants					$ 12,256,868
Fair value of warrants					$ 279,086
Warrants to purchase common stock shares					21,160,314	21,160,314
Common shares, issued					33,092,665	578,131	23,678,105	23,678,105
Firm Warrants 2018 [Member]
Fair value of warrants	$ 279,086				$ 461,697
Warrants to purchase common stock shares	2,608,695
Volatility rate	92.00%				92.00%
Risk free interest rate	3.02%				3.02%
Warrants exercisable price per share	$ 0.75
Dividend yield	0.00%				0.00%
Expected life	5 years				5 years
Underwritten public offering	827,970
Underwritten public offering per units	$ 0.75
Additional common stock shares issued	1,947,261
Exercise of overallotment option per share	$ 0.74
Pre funded warrant issued	16,563,335
Pre-Funded warrant description per share	The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised.
Placement agents to purchase common shares	1,160,314
Placement agents to purchase common shares per share	$ 0.9375
Common shares, issued	2,775,231
Warrants [Member]
Fair value of warrants			$ 742,555	$ 1,175,190
Warrants to purchase common stock shares		44,166	18,181	322,981
Volatility rate		70.00%	73.67%	64.10%
Risk free interest rate			1.64%	0.92%
Warrants exercisable price per share		$ 6.00	$ 12.50	$ 19.30
Dividend yield		0.00%	0.00%	0.00%
Expected life		3 years	3 years	5 years
Warrants to purchase additional common stock shares		441,666	181,818	161,490
Purchase price per share of warrants				$ 0.01
Warrant to acquire common shares				24,223
Warrants exercisable term					5 years
Warrants to purchase common stock price per shares		$ 7.50	$ 11.00	$ 16.10
Gross proceeds from common shares and warrants		$ 5,300,000	$ 4,000,000
Aggregate of common shares issued		883,333	363,636
Exercise price per share		$ 6.00	$ 13.75
Estimated fair vaue		$ 1,115,480	$ 86,196
Risk free interest rate, minimum		2.44%
Risk free interest rate, maximum		2.46%
Placement Agent Warrants [Member]
Volatility rate		70.00%
Dividend yield		0.00%
Expected life		3 years
Estimated fair vaue		$ 141,284
Risk free interest rate, minimum		2.44%
Risk free interest rate, maximum		2.46%